Wages, Salaries and Benefits - Summary of Five Highest Paid Individuals (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances	¥ 19,385,000	¥ 17,865,000	¥ 16,474,000
Total	24,152,000	22,134,000	¥ 20,320,000
Five Highest Paid Individuals [Member]
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances	11,413	8,938
Pension scheme contributions	185	172
Total	¥ 11,598	¥ 9,110
Five Highest Paid Individuals [Member] | HK$2,000,001 to HK$2,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	2	5
Five Highest Paid Individuals [Member] | HK$2,500,001 to HK$3,000,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	2	0
Five Highest Paid Individuals [Member] | HK$3,000,001 to HK$3,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	1	0